Commitments and Contingencies	1 Months Ended
Jun. 30, 2018
Successor [Member]
Commitments and Contingencies

13. Commitments and contingencies

Capital expenditure commitments

The Company was committed to incur capital expenditure of $25.1 million at June 30, 2018. These commitments are expected to be settled during 2018 and 2019.

Operating lease commitments

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at June 30, 2018, are payable as follows (in thousands):

Remainder of 2018	4,189
2019	4,383
2020	2,775
2021	2,051
2022	1,593
2023	1,524
Thereafter	1,525
Total	$18,040

The Company recorded rental expense of $6.3 million during the Successor Period in the consolidated statement of operations. During the predecessor periods, the Company recorded rental expense of $9.2 million, $19.5 million, $7.7 million and $13.9 million during the 2018 Predecessor Quarter, the 2018 Predecessor Period, the 2017 Predecessor Quarter and the 2017 Predecessor Period, respectively, in the consolidated statement of operations.

Other commitments

The Company has outstanding letters of credit amounting to $7.4 million as at June 30, 2018.

As of June 30, 2018 and December 31, 2017, the Company had a liability of $6.7 million and $4.5 million, respectively, on the condensed consolidated balance sheet included in the line item “Other liabilities” reflecting various tax liabilities associated with the 2014 acquisition of NPS Bahrain.

In the normal course of business with customers, vendors and others, the Company has entered into off-balance sheet arrangements, such as surety bonds for performance, and other bank issued guarantees, which totaled $41.8 million and $37.8 million as of June 30, 2018 and December 31, 2017, respectively. A liability is accrued when a loss is both probable and can be reasonably estimated. None of the off-balance sheet arrangements either has, or is likely to have, a material effect on our condensed consolidated interim financial statements.

Registration rights

The Company is a party to various registration rights agreements with holders of its securities. These registration rights agreements provide certain holders with demand and “piggyback” registration rights, and holders have other rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights are subject to various limitations. The Company generally bears the expenses incurred in connection with the filing of any such registration statements. On July 16, 2018, the Company filed a registration statement on Form F-3 pursuant to the registration rights agreements.

Litigation

The Company is involved in certain legal cases in the normal course of business, the outcome of which is currently subject to uncertainties and therefore the probability of a loss, if any, being sustained and an estimate of the amount of any loss are difficult to ascertain. Consequently, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of these disputes. The Company is contesting these claims/disputes and the Company management believes that presently provision against these potential claims is not required as the ultimate outcome of these disputes would not have a material impact on the Company financial position.